LIBERTY-STEIN ROE FUNDS INCOME TRUST
Stein Roe Cash Reserves Fund
Stein Roe Income Fund, Class S
Stein Roe High Yield Fund, Class S
Stein Roe Intermediate Bond Fund, Class S

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Stein Roe Municipal Money Market Fund
Stein Roe Managed Municipals Fund
Stein Roe High-Yield Municipals Fund, Class S
Stein Roe Intermediate Municipals Fund

LIBERTY-STEIN ROE FUNDS TRUST
Stein Roe Institutional Client High Yield Fund

LIBERTY FUNDS TRUST III
Liberty Select Value Fund, Class S

LIBERTY FUNDS TRUST VI
Liberty Newport Asia Pacific Fund, Class S
Liberty Growth & Income Fund, Class S

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Stein Roe Asia Pacific Fund
Stein Roe Balanced Fund
Stein Roe Growth Stock Fund
Stein Roe International Fund
Stein Roe Young Investor Fund
Stein Roe Midcap Growth Fund, Class S
Stein Roe Focus Fund, Class S
Stein Roe Small Company Growth Fund, Class S
Stein Roe Capital Opportunities Fund, Class S
Stein Roe Global Thematic Equity Fund
Stein Roe European Thematic Equity Fund
Stein Roe Growth Investor Fund, Class S

LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND



                           Supplement to Prospectuses

On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including each investment advisor and affiliated sub-advisor of the Funds. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisors and affiliated sub-advisors, if any, and, therefore, an assignment of their investment advisory, and, if applicable, sub-advisory and portfolio management contracts with the Funds. At meetings of shareholders held on September 26 or October 15, as applicable, shareholders of the Funds approved new investment advisory, sub-advisory and portfolio management contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.


                                                                November 2, 2001

LIBERTY-STEIN ROE FUNDS INCOME TRUST
Stein Roe Cash Reserves Fund
Stein Roe Income Fund, Class S
Stein Roe High Yield Fund, Class S
Stein Roe Intermediate Bond Fund, Class S

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Stein Roe Municipal Money Market Fund
Stein Roe Managed Municipals Fund
Stein Roe High-Yield Municipals Fund, Class S
Stein Roe Intermediate Municipals Fund

LIBERTY-STEIN ROE FUNDS TRUST
Stein Roe Institutional Client High Yield Fund

LIBERTY FUNDS TRUST III
Liberty Select Value Fund, Class S

LIBERTY FUNDS TRUST VI
Liberty Newport Asia Pacific Fund, Class S
Liberty Growth & Income Fund, Class S

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Stein Roe Asia Pacific Fund
Stein Roe Balanced Fund
Stein Roe Growth Stock Fund
Stein Roe International Fund
Stein Roe Young Investor Fund
Stein Roe Midcap Growth Fund, Class S
Stein Roe Focus Fund, Class S
Stein Roe Small Company Growth Fund, Class S
Stein Roe Capital Opportunities Fund, Class S
Stein Roe Global Thematic Equity Fund
Stein Roe European Thematic Equity Fund
Stein Roe Growth Investor Fund, Class S

LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

               Supplement to Statements of Additional Information

On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including each investment advisor and affiliated sub-advisor of the Funds. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisors and affiliated sub-advisor and, therefore, an assignment of their investment advisory and, if applicable, sub-advisory and portfolio management contracts with the Funds. At meetings of shareholders held on September 26 or October 15, 2001, as applicable, shareholders of the Funds approved new investment advisory, sub-advisory and portfolio management contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.

The investment advisor for each Fund, except as listed in the following paragraph, is a wholly owned subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Each of FleetBoston Financial Corporation, Fleet National Bank and Fleet/Liberty Holdings, Inc. is located at 100 Federal Street, Boston, MA 02110.

The investment advisor for the Stein Roe International Fund is a majority-owned subsidiary of Newport Pacific Management, Inc., which in turn is a wholly owned subsidiary of Liberty Newport Holdings, Limited, which in turn is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Newport Pacific Management, Inc. is located at 580 California Street, San Francisco, CA 94104.

The investment sub-advisor for the Stein Roe Asia Pacific Fund is a wholly owned subsidiary of Liberty Newport Holdings, Limited, which is in turn a wholly owned subsidiary of Fleet/Liberty Holdings, Inc. Liberty Newport Holdings, Limited, is located at 580 California Street, San Francisco, CA 94104.

As of November 1, 2001, Keith T. Banks, 45, whose business address is c/o Fleet Asset Management, 590 Madison Avenue, 36th Floor, Mail Stop NY EH 30636A, New York, NY 10022, replaces Stephen E. Gibson as President of each of the above referenced Trusts. In addition to his position as President of the Trusts, Mr. Banks is and has been Chief Investment Officer and Chief Executive Officer of Fleet Asset Management since 2000 and was formerly Managing Director and Head of U.S. Equity for J.P. Morgan Investment Management from 1996 to 2000.

As of November 1, 2001, Kevin M. Carome is no longer Executive Vice President of the Trusts.

                                                                November 2, 2001